N-2	Jan. 17, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001525201
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	DoubleLine Opportunistic Credit Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Common Shares
DBL	18,313,082
DSL	111,482,808
DLY	48,312,207

Common Shares DBL [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DBL
Outstanding Security, Held [Shares]	18,313,082
Common Shares DSL [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DSL
Outstanding Security, Held [Shares]	111,482,808
Common Shares DLY [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DLY
Outstanding Security, Held [Shares]	48,312,207